NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ (88,340)	$ (49,696)	$ (82,217)
Less: net loss attributable to redeemable noncontrolling interests	(42,071)
Loss from continuing operations	(46,269)	(49,696)	(82,217)
Net gain (loss) attributable to discontinued operations	0	27,466	(125,512)
Net loss attributable to NovaBridge	$ (46,269)	$ (22,230)	$ (207,729)
Denominator:
Denominator for basic gain (loss) per share calculation-weighted average number of common shares outstanding	220,258,932	186,728,372	191,423,850
Denominator for diluted gain (loss) per share calculation-weighted average number of common shares outstanding	220,258,932	186,728,372	191,423,850
Net loss per share from continuing operations - basic	$ (0.21)	$ (0.27)	$ (0.43)
Net loss per share from continuing operations - diluted	(0.21)	(0.27)	(0.43)
Net gain (loss) per share from discontinued operations - basic	0	0.15	(0.66)
Net gain (loss) per share from discontinued operation - diluted	0	0.15	(0.66)
Net loss per share attributable to NovaBridge - basic	(0.21)	(0.12)	(1.09)
Net loss per share attributable to NovaBridge- diluted	$ (0.21)	$ (0.12)	$ (1.09)